Staff costs - Schedule of detail of staff costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Wages and salaries	€ 10,351	€ 10,567	€ 10,042
Social Security costs	1,680	1,644	1,576
Additions to provisions for defined benefit pension plans (note 25)	41	45	42
Contributions to defined contribution pension funds	332	354	307
Other Staff costs	1,252	1,241	1,332
Total staff costs	€ 13,656	€ 13,851	€ 13,299